Inventories - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2025
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Inventories recognized as an expense	$ 10,134,016	$ 78,899	$ 21,628,521	$ 217,333
Cost of sales, depreciation	7,802	$ 10,706	15,779	$ 19,359
Provision for impairment of inventories			0
Deposits to suppliers for future inventory purchases	2,690,461		2,690,461		$ 2,693,822
battery supplier
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Deposits to suppliers for future inventory purchases	$ 1,352,574		$ 1,352,574